SUNAMERICA EQUITY FUNDS

              Supplement to the Prospectus dated February 20, 2004

         At a meeting of the Board of Trustees, the Board considered and approved changing the principal investment technique of the SunAmerica Growth Opportunities Fund (the "Fund"). Under the section entitled "What are the Funds' investment goals, strategies and techniques?" on page 2 of the Prospectus, the principal investment technique of the SunAmerica Growth Opportunities Fund is replaced with the following:

                  Active trading of equity  securities that demonstrate
                  the  potential  for  capital   appreciation,   issued
                  generally by small-cap companies

         Previously, the Fund actively traded equity securities that demonstrated the potential for capital appreciation, issued generally by mid-cap companies. The Portfolio Manager is in the process of transitioning the Fund to a small-cap fund, which is expected to be complete on or about March 31, 2004.

         Under the section entitled "More Information About the Funds" on page 42, the chart relating to the SunAmerica Growth Opportunities Fund is replaced in its entirety with the following:

         WHAT IS THE FUND'S                  Capital appreciation
         INVESTMENT GOAL?

         WHAT PRINCIPAL INVESTMENT           growth
         STRATEGY DOES THE FUND USE
         TO IMPLEMENT ITS
         INVESTMENT GOAL?

         WHAT ARE THE FUND'S PRINCIPAL       active trading of equity securities
         INVESTMENT TECHNIQUES?              that demonstrate the potential
                                             for capital appreciation, issued
                                             by small-cap companies

         WHAT ARE THE FUNDS' OTHER           o  Mid-Cap stocks
         SIGNIFICANT (NON-PRINCIPAL)         o  Large-Cap stocks
         INVESTMENTS?

         WHAT OTHER TYPES OF SECURITIES      o  Short-term investments
         MAY THE FUND NORMALLY INVEST           (up to 10%)
         IN AS A PART OF EFFICIENT           o  Defensive Instruments
         PORTFOLIO MANAGEMENT AND WHICH      o  Options and futures
         MAY PRODUCE SOME INCOME?            o  Special situations

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         WHAT RISKS MAY AFFECT THE              PRINCIPAL RISKS:
         FUND?                                  o  Market volatility
                                                o  Securities selection
                                                o  Small and mid market
                                                   capitalization
                                                NON-PRINCIPAL RISKS:
                                                o  Derivatives
                                                o  Hedging
                                                o  Technology companies

Dated: March 2, 2004